Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Shareholder's equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, issued (in shares)	145,000,000	145,000,000
Common stock, outstanding (in shares)	145,000,000	145,000,000